Annual Total Returns (dei_DocumentInformationDocumentAxis, (Financial Industries Fund), Class NAV)	0 Months Ended
Jun. 27, 2013
(Financial Industries Fund) | Class NAV
Bar Chart Table:
Annual Return 2003	27.18%
Annual Return 2004	10.39%
Annual Return 2005	10.57%
Annual Return 2006	18.12%
Annual Return 2007	(3.93%)
Annual Return 2008	(47.42%)
Annual Return 2009	26.45%
Annual Return 2010	11.46%
Annual Return 2011	(13.58%)
Annual Return 2012	35.58%